Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Cash flows from operating activities
Net income	$ 310,553		$ 422,484
Adjustments for:
Depreciation of property and equipment	350,902		332,580
Depreciation of right-of-use assets	172,762		169,505
Amortization of intangible assets	86,840		79,984
Share-based payment transactions	15,148		11,074
Net finance costs	159,956		158,239
Income tax expense	94,807		138,239
Gain on sale of property and equipment	(12,759)		(7,434)
(Gain) loss on derecognition of right-of-use assets	(451)		105
(Gain) loss, net of impairment, on sale of assets held for sale	(5,382)		192
Employee benefits	(31,729)		38,088
Provisions, net of payments	(33,325)		15,637
Net change in non-cash operating working capital	142,457		11,566
Interest paid	(153,599)		(157,062)
Income tax paid	(118,392)		(150,546)
Net cash from operating activities	977,788		1,062,651
Cash flows used in investing activities
Purchases of property and equipment	(273,220)		(392,819)
Proceeds from sale of property and equipment	58,778		65,389
Proceeds from sale of assets held for sale	68,942		33,404
Purchases of intangible assets	(9,703)		(6,274)
Business combinations, net of cash acquired	(201,258)		(957,963)
Purchases of investments	(4,755)		0
Proceeds from sale of investments	0		19,068
Others	(661)		(5,420)
Net cash used in investing activities	(361,877)		(1,244,615)
Cash flows (used in) from financing activities
Net increase in bank indebtedness	1,479		6,777
Proceeds from long-term debt	219,378		500,000
Repayment of long-term debt	(320,002)		(536,700)
Net increase in revolving facilities	254,594		261,783
Repayment of lease liabilities	(163,250)		(165,350)
Decrease of other financial liabilities	(7,376)		(4,374)
Dividends paid	(151,091)		(133,928)
Repurchase of own shares	(225,815)		(76,616)
Proceeds from exercise of stock options	6,471		13,523
Share repurchase for settlement of restricted share units and performance share units	(16,892)		(29,554)
Net cash (used in) from financing activities	(402,504)		(164,439)
Net change in cash and cash equivalents	213,407		(346,403)
Cash and cash equivalents, beginning of year	0	[1]	335,556
Effect of movements in exchange rates on cash and cash equivalents	(3,221)		10,847
Cash and cash equivalents, end of year	$ 210,186		$ 0	[1]

[1]	Recast for adjustments to provisional amounts of Daseke prior year’s business combination (see note 5c))